Consolidated Statement Of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Cash Flows [Abstract]
Capitalized interest	$ 355,000	$ 335,000